Stone Harbor Emerging Markets Corporate Debt Fund
STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Stone Harbor Emerging Markets Corporate Debt Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses Stone Harbor Emerging Markets Corporate Debt Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses		1.16%	1.41%
Fee Waiver and Expense Reimbursement	[2]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.00%	1.25%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.00% and 1.25% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2014, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Stone Harbor Emerging Markets Corporate Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	102	353	623	1,393
Distributor Class Shares	127	430	755	1,675

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments. "Emerging Markets Corporate Debt Investments" are debt instruments, including loans, issued by corporations or other business organizations that are economically tied to an emerging market country. A corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country's securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Corporate Debt Investments also include derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Corporate Debt Investments. For example, the Fund may utilize futures or other derivatives whose return is based on specific Emerging Markets Corporate Debt Investments or indices of such investments. Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. The Fund may also invest in sovereign debt securities. The Fund's investments may be denominated in non-U.S. currencies or in the U.S. dollar.

The Fund considers "emerging market countries" to include countries identified by the World Bank Group as being "low income countries" or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund's investments may include, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to the types of investments listed herein. The Fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

The Fund is "non-diversified," which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield" securities or "junk bonds." Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.
  Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.
  Interest Rate Risk – The value of the Fund's investments may fall if interest rates rise.
  Derivatives Risk – The value of the Fund's derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund's investments in derivatives are also subject to the risks associated with the underlying reference instruments.
  Credit Risk – The issuers of the securities in which the Fund invests or the Fund's counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund's portfolio and its income.
  High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.
  Managed Portfolio Risk – The Adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  Non-Diversification Risk – Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

PERFORMANCE INFORMATION
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Institutional Share Class Annual Returns

Best Quarter – Ended March 31, 2012 – 8.11% Worst Quarter – Ended June 30, 2012 – -1.28% The Fund’s Institutional Class calendar year-to-date return as of June 30, 2013 was -4.60%.
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns Stone Harbor Emerging Markets Corporate Debt Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	16.24%	2.91%	Jun. 01, 2011
Institutional Class Shares Return After Taxes on Distributions	14.18%	0.83%	Jun. 01, 2011
Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	10.48%	1.24%	Jun. 01, 2011
JP Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	15.02%	8.25%	Jun. 01, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.